Accounts payable and accrued liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities [Abstract]
Trade payables and accruals	$ 77,886	$ 111,222
Royalties payable (2)	48,697	22,224
Wages, salaries and benefits payable	9,561	7,677
Amount due on the settlement of derivatives	5,209	0
Amount due to Royal Gold	53,828	53,749
Liability for share-based compensation	6,526	4,561
Total accounts payable and accrued liabilities	$ 201,707	$ 199,433